Financial Assets And Liabilities - Summary of Effect of the Cash Flow Hedge in Consolidated Statements of Financial Position (Detail) - Interest Rate Swap1 - Cash Flow Hedges Member [Member] - PHP (₱)
₱ in Millions
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Hedge Accounting [Line Items]
Total hedging loss recognized in OCI	₱ (1)	₱ (24)
Line item in our Consolidated Statements of Financial Position	Other comprehensive loss	Other comprehensive loss